Debt obligations - Components of Debt Obligations (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 29, 2024
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 77,752	$ 77,752	$ 65,500
Outstanding balance	74,305	$ 76,292	$ 60,494
Subsequent Lind Bridge Note
Debt Instrument [Line Items]
Paid-in kind interest rate			7.50%
Debt Instrument, Face Amount			$ 5,000
Outstanding balance			5,315
Capitala Acquisition Seller Note
Debt Instrument [Line Items]
Interest rate		0.00%
Effective interest rate		0.00%
Debt Instrument, Face Amount	4,000	$ 4,000	4,000
Outstanding balance	$ 132	$ 1,471	$ 1,175
MLC US Holdings Credit Facility
Debt Instrument [Line Items]
Interest rate		7.50%
Variable rate	7.50%	7.50%	7.50%
Effective interest rate	12.10%	12.37%	13.16%
Debt Instrument, Face Amount	$ 40,000	$ 40,000	$ 34,000
Outstanding balance	$ 38,000	$ 40,000	$ 30,794
Initial Lind Bridge Note
Debt Instrument [Line Items]
Paid-in kind interest rate			7.50%
Debt Instrument, Face Amount			$ 7,500
Outstanding balance			$ 8,210
Ability Acquisition Seller Note
Debt Instrument [Line Items]
Interest rate	5.00%	5.00%	5.00%
Effective interest rate	5.00%	5.00%	5.00%
Debt Instrument, Face Amount	$ 15,000	$ 15,000	$ 15,000
Outstanding balance	$ 15,000	$ 15,000	$ 15,000
Debenture Units
Debt Instrument [Line Items]
Interest rate		8.50%
Effective interest rate		8.90%
Debt Instrument, Face Amount		$ 18,752		$ 18,800
Outstanding balance		$ 19,821
Debenture Warrants
Debt Instrument [Line Items]
Interest rate	8.50%	8.50%
Effective interest rate	8.90%	8.90%
Debt Instrument, Face Amount	$ 18,752	$ 18,752		$ 18,800
Outstanding balance	$ 21,173	$ 19,821